FAIR VALUE MEASUREMENTS - Non marketable securities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Fair Value Disclosures [Abstract]
Impairments in non-marketable securities without readily determinable fair value	$ 11
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount	(1)	$ (26)
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	2		$ 6
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	40	38
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Cumulative Amount	30	29
Equity investments - without readily determinable fair value	101	102
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	11
Unrealized gain (loss) on equity securities	$ 6	$ (26)	$ (78)